Income (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2019
Net income (loss) per ordinary share attributable to Stratasys Ltd.
Schedule of Basic and Diluted Income (Loss) Per Share

The following table presents the numerator and denominator of the basic and diluted net income (loss) per share computations for the three and six months ended June 30, 2019 and 2018:

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
	In thousands, except per share amounts		In thousands, except per share amounts
Numerator:
Net income (loss) attributable to Stratasys Ltd.	$1,152	$(3,551)	$(1,118)	$(16,592)
Adjustment of redeemable non-controlling interest to redemption amount	-	(935)	-	(935)
Net income (loss) attributable to Stratasys Ltd. for basic and diluted loss per share	1,152	(4,486)	(1,118)	(17,527)

Denominator:
Weighted average shares
Basic	54,231	53,722	54,102	53,689
Diluted	54,687	53,722	54,102	53,689

Net income (loss) per share attributable to Stratasys Ltd.
Basic	$0.02	$(0.08)	$(0.02)	$(0.33)
Diluted	$0.02	$(0.08)	$(0.02)	$(0.33)